Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	ROTH CH ACQUISITION V CO.
Entity Central Index Key	0001885998
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Amendment Flag	false